TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expenses:
Current	$ 1,397	$ 1,537	$ 863
Deferred	121	106	(382)
Income tax expense	1,518	1,643	481
Income tax expenses by jurisdiction:
Domestic
Foreign	1,518	1,643	481
Income tax expense	$ 1,518	$ 1,643	$ 481